SUPPLEMENT DATED APRIL 18, 2008

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

OF EACH FUND INDICATED BELOW

EACH DATED DECEMBER 7, 2007

The following replaces any contrary information in the Prospectus and Statement of Additional Information of each fund listed in the Appendix I to this supplement.

DAYS AND HOURS OF OPERATION

Effective May 1, 2008 the Fund is open for purchase and redemption transactions every day the New York Stock Exchange (“NYSE”) is open for trading. In addition, the Fund reserves the right to open for purchase and redemption transactions on days when the Federal Reserve is open for business but the NYSE is closed, such as Good Friday or when the NYSE does not open for business because of an emergency or other unanticipated event. Each day the Fund is open is a “Business Day”. The Fund calculates its net asset value (“NAV”) every Business Day. The Fund calculates its net income each Business Day when it calculates its NAV, and declares dividends for its shareholders of record.

In addition, on any day the NYSE closes earlier than the time at which the Fund normally calculates its NAV, but the Federal Reserve remains open for business, the Fund reserves the right to remain open for purchase and redemption transactions during its normal business hours. On such days, the Fund’s NAV will be calculated as of the close of the Federal Reserve or at its normal time for calculating its NAV, whichever is earlier. Correspondingly, on days when the NYSE remains open for business but the Federal Reserve closes earlier than the time at which the Fund normally calculates its NAV, the Fund may also close early, and, if so, its NAV will be calculated as of the close of the Federal Reserve.

To learn whether the Fund is open for business, please call the Fund’s Service Desk at 1-800-625-4554 or 1-212-857-8181. You should contact your Service Agent to see if your Service Agent will be open for business.

The following replaces any contrary information in the Prospectus and Statement of Additional Information of each fund listed in Appendix II to this supplement.

Effective May 1, 2008:

Main Investment Strategies

The Fund under normal circumstances invests all of its assets in direct obligations of the U.S. Treasury, including U.S. Treasury bills, notes and bonds.

More About The Funds

The Fund will not enter into repurchase agreements or purchase securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government except in unusual circumstances when, in the Subadviser’s judgment, direct U.S. Treasury obligations are not available.

Appendix I

Legg Mason Partners Money Market Trust

Citi California Tax Free Reserves

Citi Cash Reserves

Citi Connecticut Tax Free Reserves

Citi New York Tax Free Reserves

Citi Tax Free Reserves

Citi U.S. Treasury Reserves

Legg Mason Partners Institutional Trust

Citi Institutional Cash Reserves

Citi Institutional Enhanced Income Fund

Citi Institutional Liquid Reserves

Citi Institutional Tax Free Reserves

Citi Institutional U.S. Treasury Reserves

Legg Mason Partners Premium Money Market Trust

Citi Premium Liquid Reserves

Citi Premium U.S. Treasury Reserves

Appendix II

Legg Mason Partners Money Market Trust

Citi U.S. Treasury Reserves

Legg Mason Partners Institutional Trust

Citi Institutional U.S. Treasury Reserves

Legg Mason Partners Premium Money Market Trust

Citi Premium U.S. Treasury Reserves

FDXX010794

SUPPLEMENT DATED APRIL 18, 2008

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION

OF CITI INSTITUTIONAL CASH RESERVES

DATED DECEMBER 7, 2007

The following replaces any contrary information in the Prospectus and Statement of Additional Information of the fund listed above.

DAYS AND HOURS OF OPERATION

Effective May 1, 2008 the Fund is open for purchase and redemption transactions every day the New York Stock Exchange (“NYSE”) is open for trading. In addition, the Fund reserves the right to open for purchase and redemption transactions on days when the Federal Reserve is open for business but the NYSE is closed, such as Good Friday or when the NYSE does not open for business because of an emergency or other unanticipated event. Each day the Fund is open is a “Business Day”. The Fund calculates its net asset value (“NAV”) every Business Day.

In addition, on any day the NYSE closes early, but the Federal Reserve remains open for business, the Fund reserves the right to remain open for purchase and redemption transactions during its normal business hours. On such days, the Fund’s NAV will be calculated as of the close of the Federal Reserve or at its normal time for calculating its NAV, whichever is earlier. Correspondingly, on days when the NYSE remains open for business but the Federal Reserve closes earlier than the time at which the Fund normally calculates its NAV, the Fund may close early, and, if so, its NAV may be calculated as of the close of the Federal Reserve.

To learn whether the Fund is open for business, please call the Fund’s Service Desk at 1-800-625-4554 or 1-212-857-8181. You should contact your Service Agent to see if your Service Agent will be open for business.

FDXX010795